CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	15,000,000,000	15,000,000,000
Ordinary shares, shares issued	7,444,917,123	4,759,731,923
Ordinary shares, shares outstanding	7,444,917,123	4,759,731,923